Provisions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of other provisions [line items]
Beginning balance	$ 7,959	$ 7,323
Liabilities incurred	455	557
Change in discount rate	(663)	255
Changes in estimates	31	(3)
Liabilities settled	(578)	(402)
Accretion	266	247
Asset acquisitions	133	5
Foreign exchange	48	(23)
Ending balance	7,651	7,959
Less: current portion	(667)	(722)
Non-current provisions	6,984	7,237
Decommissioning and Restoration
Disclosure of other provisions [line items]
Beginning balance	7,465	6,746
Liabilities incurred	345	494
Change in discount rate	(663)	255
Changes in estimates	114	92
Liabilities settled	(469)	(353)
Accretion	266	247
Asset acquisitions	133	5
Foreign exchange	48	(21)
Ending balance	7,239	7,465
Less: current portion	(538)	(434)
Non-current provisions	6,701	7,031
Total undiscounted amount of estimated future cash flows required	$ 13,000	$ 12,200
Weighted average credit adjusted risk free interest rate	4.20	3.70
Royalties
Disclosure of other provisions [line items]
Beginning balance	$ 240	$ 307
Liabilities incurred	9	29
Changes in estimates	(67)	(89)
Liabilities settled	(84)	(7)
Ending balance	98	240
Less: current portion	(98)	(240)
Other
Disclosure of other provisions [line items]
Beginning balance	254	270
Liabilities incurred	101	34
Changes in estimates	(16)	(6)
Liabilities settled	(25)	(42)
Foreign exchange		(2)
Ending balance	314	254
Less: current portion	(31)	(48)
Non-current provisions	$ 283	$ 206